11. WARRANTS	9 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS

A summary of warrant activity during the nine months ended December 31, 2014 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	1,414,190	$2.10 - $12.50	$6.50
Exercised	(587,084)	$2.10 – $11.00	$4.50
Issued	806,478	$2.10 - $15.00	$8.50
Cancelled/Expired	(197,692)	$2.10 - $11.00	$7.00
Warrants outstanding at December 31, 2014	1,435,892	$2.10 - $15.00	$7.00
Warrants exercisable at December 31, 2014	1,435,892	$2.10 - $15.00	$7.00

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models at, and during, the nine months ended December 31, 2014:

Risk free interest rate	0.79% - 2.29%
Average expected life	5 years – 7 years
Expected volatility	87.8% - 107.4%
Expected dividends	None